Reinsurance Assets - Summary of Reinsurance Assets Relating to Life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 20,992
Ending balance	21,184	€ 20,992
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	19,409	17,421
Gross premium and deposits – existing and new business	1,635	1,825
Unwind of discount / interest credited	1,115	828
Insurance liabilities released	(3,562)	(1,890)
Fund charges released	(252)	(83)
Changes to valuation of expected future benefits	(138)	(38)
Net exchange differences	1,201	1,342
Transfer to/from insurance contracts	(2)	2
Transfers to disposal groups	0
Other movements	190	1
Ending balance	€ 19,595	€ 19,409